Leases - Additional Information (Details)	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Weighted-average remaining lease term of operating leases (in years)	8 years 4 months 24 days
Weighted-average discount rate of lease liabilities (as a percent)	4.10%
Minimum
Property, Plant and Equipment [Line Items]
Operating lease terms (in years)	1 year
Maximum
Property, Plant and Equipment [Line Items]
Operating lease terms (in years)	10 years 4 months 24 days